Equity Activity (Reclassification and Taxes Related Tables Calculations) (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Other comprehensive income:
Total net changes related to available-for-sale securities, before tax	$ (24)		$ (8)		$ (14)
Total unrealized gains/(losses) on cash flow hedges, before tax	861		(123)		(220)
Total retirement-related benefit plans, before tax	(7,357)		8,767		(5,182)
Total net changes related to available-for-sale securities, tax	9		3		5
Total unrealized gains/(losses) on cash flow hedges, tax	(304)		47		59
Total retirement-related benefit plans, tax	2,615	[1]	(3,128)	[1]	1,513	[1]
Total net changes related to available-for-sale securities, net of tax	(15)		(5)		(9)
Total unrealized gains/(losses) on cash flow hedges, net of tax	557		(76)		(161)
Total retirement-related benefit plans, net of tax	$ (4,742)	[1]	$ 5,639	[1]	$ (3,669)	[1]

[1]	These AOCI components are included in the computation of net periodic pension cost. (See note S, "Retirement-Related Benefits," on pages 131 to 145 for additional information.)